Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Consolidated Statements of Operations and Comprehensive (Loss) Income

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated Statements of Operations and comprehensive (loss) income as determined in accordance with ASC 740 are as follows:

	For the six months ended June 30,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expenses	$—	$—	$24,951
Deferred income tax benefits	(54,143)	(43,363)	(1,673)
Total income tax (benefits) expenses	$(54,143)	$(43,363)	$23,278

Schedule of Reconciliation of Income Tax Expense

A reconciliation of the difference between the expected income tax expenses computed at Hong Kong income tax rate of 16.5% and the Group’s reported income tax expense is shown in the following table:

	For the six months ended June 30,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
(Loss) Income before income tax expense	$(617,290)	$(261,486)	$294,856
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Computed income tax (benefits) expense with Hong Kong statutory income tax rate	$(101,853)	$(43,146)	$48,651
Non-deductible expenses (1)	47,715	—	—
Non-taxable income	(5)	(217)	(41)
Effect of tax concession	—	—	(190)
Effect of preferential tax rates in Hong Kong	—	—	(25,142)
Income tax (benefits) expenses	$(54,143)	$(43,363)	$23,278

(1)	Non-deductible expenses for the six months ended June 30, 2025 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate

The following table reconciles the statutory tax rate to the Group’s effective tax rate for the six months ended June 30, 2025, 2024 and 2023:

	For the six months ended June 30,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Non-deductible expenses	(7.7)%	—	—
Non-taxable income	—	0.1%	—
Effect of tax concession	—	—	(0.1)%
Effect of preferential tax rates in Hong Kong	—	—	(8.5)%
Income tax (benefits) expenses	$8.8%	$16.6%	$7.9%

Schedule of Deferred Tax Assets	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for expected credit losses	$3,601	$—
Depreciation of property and equipment	1,284	1,949
Write-downs of inventories	152,275	152,352
Net operating losses carry forwards*	54,613	5,403
Total deferred tax assets	$211,773	$159,704

*	The net operating losses carry forwards of the entity in Hong Kong are $333,458 and $32,597 as of June 30, 2025 and December 31, 2024, respectively, which can be carried forward without an expiration date.

Movement of the Group’s deferred tax assets during the years is as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Beginning balance	$159,704	$150,215
Deferred income tax benefit recognized during the period/year	54,143	8,615
Exchange rate differences	(2,074)	874
Ending balance	$211,773	$159,704